LEASES - Schedule of Minimum Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases [Abstract]
2022	$ 237
2023	2,861
2024	3,104
2025	3,411
2026	3,411
Thereafter	21,851
Total undiscounted lease payments	34,875
Less: Interest	(7,480)
Present value of lease liabilities	$ 27,395